Significant Accounting Policies - Summary of Classification and Measurement Basis of its Financial Instruments (Detail)	12 Months Ended
Jun. 30, 2021
Cash and cash equivalents [member]
Disclosure Of Classification And Measurement Basis Of Its Financial Instruments [line Items]
Description of classification and measurement basis of financial instruments	Amortized cost
Short-term investments [member]
Disclosure Of Classification And Measurement Basis Of Its Financial Instruments [line Items]
Description of classification and measurement basis of financial instruments	FVTPL
Trade and other receivables [member]
Disclosure Of Classification And Measurement Basis Of Its Financial Instruments [line Items]
Description of classification and measurement basis of financial instruments	Amortized cost
Trade and other payables [member]
Disclosure Of Classification And Measurement Basis Of Its Financial Instruments [line Items]
Description of classification and measurement basis of financial instruments	Amortized cost